Average Annual Total Returns		12 Months Ended	16 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	3.93%
Bloomberg U.S. Treasury Bills: 1-3 Months Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Treasury Bills: 1-3 Months Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.29%	4.49%
Twin Oak Short Horizon Absolute Return ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.23%	4.27%
Performance Inception Date	Aug. 19, 2024
Twin Oak Short Horizon Absolute Return ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.23%	4.27%
Twin Oak Short Horizon Absolute Return ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.50%	3.26%